Insurance Benefits and Claims Expenses	12 Months Ended
Dec. 31, 2021
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Insurance Benefits and Claims Expenses
25	INSURANCE BENEFITS AND CLAIMS EXPENSES

	Gross	Ceded	Net
	RMB million	RMB million	RMB million
For the year ended 31 December 2021
Life insurance death and other benefits	125,998	(4,644)	121,354
Accident and health claims and claim adjustment expenses	56,327	(1,297)	55,030
Increase in insurance contract liabilities	443,053	(683)	442,370

Total	625,378	(6,624)	618,754

For the year ended 31 December 2020
Life insurance death and other benefits	117,129	(3,520)	113,609
Accident and health claims and claim adjustment expenses	53,073	(678)	52,395
Increase in insurance contract liabilities	415,186	(389)	414,797

Total	585,388	(4,587)	580,801

For the year ended 31 December 2019
Life insurance death and other benefits	130,975	(3,098)	127,877
Accident and health claims and claim adjustment expenses	51,394	(611)	50,783
Increase in insurance contract liabilities	331,523	(716)	330,807

Total	513,892	(4,425)	509,467